Consolidated balance sheets (CHF) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets (CHF million)
Cash and due from banks	79,349		68,692
of which reported at fair value	304		527
Interest-bearing deposits with banks	1,244		1,515
of which reported at fair value	0		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	163,208		160,022
of which reported at fair value	104,283		96,587
Securities received as collateral, at fair value	26,854		22,800
of which encumbered	25,220		17,964
Trading assets, at fair value	241,131		229,413
of which encumbered	77,583		72,976
Investment securities	2,791		2,987
of which reported at fair value	2,791		2,987
Other investments	8,613		10,329
of which reported at fair value	5,654		7,596
Net loans	272,551		247,054
of which reported at fair value	22,913		19,457
of which encumbered	192		638
allowance for loan losses	(758)		(869)
Premises and equipment	4,641		5,091
Goodwill	8,644		7,999
Other intangible assets	249		210
of which reported at fair value	70		42
Brokerage receivables	41,629		52,045
Other assets	70,558		63,065
of which reported at fair value	32,320		31,518
of which encumbered	250		722
Assets of discontinued operations held-for-sale	0		1,584
Total assets	921,462		872,806
Liabilities and equity (CHF million)
Due to banks	26,009		23,108
of which reported at fair value	823		1,450
Customer deposits	369,058		333,089
of which reported at fair value	3,261		3,252
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	70,119		94,032
of which reported at fair value	54,732		76,104
Obligation to return securities received as collateral, at fair value	26,854		22,800
Trading liabilities, at fair value	72,655		76,635
Short-term borrowings	25,921		20,193
of which reported at fair value	3,861		6,053
Long-term debt	177,898		130,042
of which reported at fair value	81,166		63,369
Brokerage payables	56,977		73,154
Other liabilities	50,970		51,447
of which reported at fair value	16,938		21,973
Liabilities of discontinued operations held-for-sale	0		1,140
Total liabilities	876,461		825,640
Common shares	64		64
Additional paid-in capital	27,007		27,853
Retained earnings	32,083		30,261
Treasury shares, at cost	(192)		(139)
Accumulated other comprehensive income/(loss)	(15,003)		(15,875)
Total shareholders' equity	43,959		42,164
Noncontrolling interests	1,042		5,002
Total equity	45,001		47,166
Total liabilities and equity	921,462		872,806
Additional share information
Par value (in CHF per share)	0.04		0.04
Authorized shares (in shares)	2,299,616,660	[1]	2,269,616,660	[1]
Issued shares (in shares)	1,607,168,947		1,596,119,349
Treasury shares (in shares)	7,666,658		5,183,154
Common shares outstanding (in shares)	1,599,502,289	[2]	1,590,936,195	[3]
Consolidated VIEs
Assets (CHF million)
Cash and due from banks	1,493		952
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	660		1,959
Trading assets, at fair value	4,261		3,610
Investment securities	0		100
Other investments	2,105		1,983
Net loans	245		4,207
Premises and equipment	452		513
Other assets	16,134		14,330
Liabilities and equity (CHF million)
Customer deposits	3		265
Trading liabilities, at fair value	35		93
Short-term borrowings	9,384		4,286
Long-term debt	13,452		12,992
Other liabilities	1,728		710
Bank
Assets (CHF million)
Cash and due from banks	78,000		68,081
of which reported at fair value	304		527
Interest-bearing deposits with banks	4,104		3,385
of which reported at fair value	0		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	163,208		160,013
of which reported at fair value	104,283		96,587
Securities received as collateral, at fair value	26,854		22,800
of which encumbered	25,220		17,964
Trading assets, at fair value	241,313		229,738
of which encumbered	77,583		72,976
Investment securities	2,379		1,627
of which reported at fair value	2,379		1,627
Other investments	8,467		10,207
of which reported at fair value	5,642		7,590
Net loans	255,928		231,157
of which reported at fair value	22,913		19,457
of which encumbered	192		638
allowance for loan losses	(597)		(691)
Premises and equipment	4,441		4,895
Goodwill	7,766		7,121
Other intangible assets	249		210
of which reported at fair value	70		42
Brokerage receivables	41,629		52,044
Other assets	70,511		61,567
of which reported at fair value	32,321		31,518
of which encumbered	250		722
Assets of discontinued operations held-for-sale	0		1,584
Total assets	904,849		854,429
Liabilities and equity (CHF million)
Due to banks	26,506		23,147
of which reported at fair value	832		1,460
Customer deposits	357,569		321,678
of which reported at fair value	3,251		3,241
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	70,119		94,032
of which reported at fair value	54,732		76,104
Obligation to return securities received as collateral, at fair value	26,854		22,800
Trading liabilities, at fair value	72,667		76,812
Short-term borrowings	25,921		20,193
of which reported at fair value	3,861		6,053
Long-term debt	172,947		126,741
of which reported at fair value	80,260		62,462
Brokerage payables	56,977		73,154
Other liabilities	50,648		51,100
of which reported at fair value	16,933		21,971
Liabilities of discontinued operations held-for-sale	0		1,140
Total liabilities	860,208		810,797
Common shares	4,400		4,400
Additional paid-in capital	34,842		34,851
Retained earnings	15,877		14,621
Accumulated other comprehensive income/(loss)	(12,224)		(14,405)
Total shareholders' equity	42,895		39,467
Noncontrolling interests	1,746		4,165
Total equity	44,641		43,632
Total liabilities and equity	904,849		854,429
Additional share information
Par value (in CHF per share)	1.00	[4]	1.00	[4]
Issued shares (in shares)	4,399,680,200	[4]	4,399,665,200	[4]
Common shares outstanding (in shares)	4,399,680,200	[4]	4,399,665,200	[4]
Bank | Consolidated VIEs
Assets (CHF million)
Cash and due from banks	1,493		952
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	660		1,959
Trading assets, at fair value	4,261		3,610
Investment securities	0		100
Other investments	2,105		1,983
Net loans	245		4,207
Premises and equipment	422		481
Other assets	16,132		14,329
Liabilities and equity (CHF million)
Customer deposits	3		265
Trading liabilities, at fair value	35		93
Short-term borrowings	9,384		4,286
Long-term debt	13,452		12,992
Other liabilities	1,727		710

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 661,049,598 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.
[4]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of December 31, 2014. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.